Schedule of Investments
August 30, 2024 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Common Stocks - 96.68%

Communications Equipment - 1.07%
Lumentum Holdings, Inc. (2)				3,355	193,282

Computer Communications Equipment - 2.35%
Arista Networks, Inc. (2)				800	282,704
F5, Inc. (2)				700	142,205

					424,909

Computer Peripheral Equipment - 1.11%
Palo Alto Networks, Inc. (2)				555	201,310

Construction - Special Trade Contractors - 1.01%
Argan, Inc.				2,300	182,413

Drawing And Insulating Nonferrous Wire - 1.62%
Corning, Inc.				7,000	292,950

Electronic Components, NEC - 0.93%
Impinj, Inc. (2)				1,000	168,100

Electronic Computers - 1.92%
Dell Technologies, Inc.				3,000	346,620

Electric Services - 1.31%
Constellation Energy Corp.				1,200	236,040

Finance Services - 6.26%
Coinbase Global, Inc. Class A (2)				3,400	623,424
The Goldman Sachs Group, Inc.				600	306,150
SoFi Technologies, Inc. (2)				25,421	203,114

					1,132,688

Mortgage Bankers & Loan Correspondents - 1.09%
Rocket Cos., Inc. (2)				10,000	196,500

Operative Builders - 0.63%
D.R. Horton, Inc.				600	113,256

Optical Instruments & Lenses - 3.78%
Camtek Ltd. (2)				3,000	273,060
KLA Corp.				500	409,715

					682,775

Personal Credit Institutions - 1.22%
Affirm Holdings, Inc. (2)				5,000	220,050

Printed Circuit Boards - 2.16%
Celestica, Inc. (2)				7,670	390,556

Real Estate Agents & Managers (For Others) - 0.71%
OpenDoor Technologies, Inc. Class A (2)				60,000	129,000

Retail-Catalog & Mail-Order Houses - 3.55%
Amazon.com, Inc. (2)				3,600	642,600

Semiconductors & Related Devices - 29.15%
Advanced Micro Devices, Inc. (2)				4,000	594,240
Ambarella, Inc. (2)				11,500	686,550
Astera Labs, Inc. (2)				4,500	193,770
Broadcom, Inc.				1,700	276,794
Enphase Energy, Inc. (2)				10,042	1,215,484
Ichor Holdings Ltd. (2)				3,700	114,700
Marvell Technology, Inc.				1,500	114,360
Monolithic Power Systems, Inc. (2)				300	280,404
NVIDIA Corp.				8,900	1,062,393
SiTime Corp. (2)				2,100	303,786
Taiwan Semiconductor Manufacturing Co. Ltd.				2,500	429,250

					5,271,731

Services-Business Services - 1.73%
MercadoLibre, Inc. (Uruguay) (2)				100	206,166
Zillow Group, Inc. Class A (2)				2,000	106,860

					313,026

Services-Computer Programming, Data Processing, Etc. - 7.22%
Meta Platforms, Inc. (2)				700	364,917
Trade Desk, Inc. Class A (2)				9,000	940,770

					1,305,687

Services-Equipment Rental & Leasing - 1.64%
United Rentals, Inc.				400	296,504

Services-Management Consulting Services - 1.63%
Genpact Ltd. (2)				7,500	294,225

Services-Prepackaged Software - 16.55%
CyberArk Software Ltd. (2)				600	172,044
Microsoft Corp.				1,200	500,568
MicroStrategy, Inc. Class A (2)				1,760	233,059
Monday.com Ltd. (2)				800	212,712
MongoDB, Inc. Class A (2)				400	116,316
Palantir Technologies, Inc. (2)				34,500	1,086,060
ServiceNow, Inc. (2)				300	256,500
Shopify, Inc. (2)				1,500	111,105
Snowflake, Inc. Class A (2)				2,078	237,370
Varonis Systems, Inc. (2)				1,200	67,920

					2,993,654

Special Industry Machinery - 3.00%
ASML Holding N.V. ADR				600	542,322

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.33%
Carpenter Technology Corp.				1,100	159,247
Steel Dynamics, Inc. (2)				2,200	262,922

					422,169

Switchgear & Switchboard Apparatus - 1.48%
Powell Industries, Inc.				1,600	267,904

Telephone & Telegraph Apparatus - 0.16%
Ciena Corp. (2)				500	28,825

Water Transportation - 1.09%
Royal Caribbean Cruises, Ltd. (2)				1,200	197,544

Total Common Stock				(Cost $ 14,639,962)	17,486,639

Exchange Traded Funds - 1.30%

Invesco Galaxy Bitcoin ETF				4,000	234,520

Total Exchange Traded Funds				(Cost $ 248,009)	234,520

Money Market Registered Investment Companies - 0.76%

Federated Government Obligations Fund Institutional Shares 5.23% (3)				137,008	137,008

Total Money Market Registered Investment Companies				(Cost $ 137,008)	137,008

Total Investments - 98.74%				(Cost $ 15,614,267)	17,858,167

Other Assets Less Liabilities - 1.26%					228,532

Total Net Assets - 100.00%					18,086,699

Futures Contracts - 0.00%

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
E mini Russell 2000 Index	3	9/24/2024	333,007	333,465	458

				(Cost $ 297,832)	458

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$17,858,167	$-
Level 2 - Other Significant Observable Inputs				-	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$17,858,167	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 30, 2024.